Stock Based Compensation (Schedule of Outstanding Stock Options) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	199,825	208,700	212,725
Average Exercise Price	$ 24.78	$ 22.54	$ 20.76
Remaining Life, Years	5 years 10 months 24 days
Options Exercisable	173,075	179,800
Average Exercise Price	$ 23.04	$ 20.97
Average Exercise Price - $16.83 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	13,200
Average Exercise Price	$ 16.83
Remaining Life, Years	1 year
Options Exercisable	13,200
Average Exercise Price	$ 16.83
Average Exercise Price - $16.65 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	18,825
Average Exercise Price	$ 16.65
Remaining Life, Years	2 years
Options Exercisable	18,825
Average Exercise Price	$ 16.65
Average Exercise Price - $18.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	23,925
Average Exercise Price	$ 18.03
Remaining Life, Years	3 years
Options Exercisable	23,925
Average Exercise Price	$ 18.03
Average Exercise Price - $18.36 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	1,650
Average Exercise Price	$ 18.36
Remaining Life, Years	3 years
Options Exercisable	1,650
Average Exercise Price	$ 18.36
Average Exercise Price - $19.30 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	3,000
Average Exercise Price	$ 19.30
Remaining Life, Years	3 years 9 months 18 days
Options Exercisable	3,000
Average Exercise Price	$ 19.30
Average Exercise Price - $17.93 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	20,875
Average Exercise Price	$ 17.93
Remaining Life, Years	4 years
Options Exercisable	20,875
Average Exercise Price	$ 17.93
Average Exercise Price - $19.39 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	8,250
Average Exercise Price	$ 19.39
Remaining Life, Years	4 years 10 months 24 days
Options Exercisable	8,250
Average Exercise Price	$ 19.39
Average Exercise Price - $19.03 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	11,250
Average Exercise Price	$ 19.03
Remaining Life, Years	5 years 10 months 24 days
Options Exercisable	11,250
Average Exercise Price	$ 19.03
Average Exercise Price - $22.37 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	16,250
Average Exercise Price	$ 22.37
Remaining Life, Years	7 years
Options Exercisable	16,250
Average Exercise Price	$ 22.37
Average Exercise Price - $32.81 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	29,500
Average Exercise Price	$ 32.81
Remaining Life, Years	8 years
Options Exercisable	29,500
Average Exercise Price	$ 32.81
Average Exercise Price - $32.34 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	26,350
Average Exercise Price	$ 32.34
Remaining Life, Years	9 years
Options Exercisable	26,350
Average Exercise Price	$ 32.34
Average Exercise Price - $36.02 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options Outstanding	26,750
Average Exercise Price	$ 36.02
Remaining Life, Years	10 years